ACQUISITION OF BUSINESSES - Business Service (Details) - USD ($) $ in Millions	Jan. 31, 2023	Oct. 01, 2022	Aug. 02, 2022	Jul. 26, 2022	May 31, 2022	Jul. 06, 2022
Mobile Mini Solutions
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 166
Acquisition-related costs	10
Customer-related intangible assets recognised as of acquisition date	53
Property, plant and equipment	$ 255
La Trobe Financial Services | Business services
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date					$ 655
Loans receivable					4,500
Borrowings recognised as of acquisition date					4,500
Net other liabilities recognised as of acquisition date					14
Acquisition-related costs					8
CDK Global, Inc. | Business services
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary				100.00%
Useful life measured as period of time, intangible assets other than goodwill				15 years
Mangati - Sole Proprietorship LLC | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			40.00%
Proportion of voting rights held in subsidiary			60.00%
Identifiable intangible assets recognised as of acquisition date			$ 226
Net other liabilities recognised as of acquisition date			308
Acquisition-related costs			3
Financial assets			$ 345
Unidas Locadora SA | Business services
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary		100.00%
Net other liabilities recognised as of acquisition date		$ 36
Acquisition-related costs		$ 1
Brookfield Business Partners L.P. and Institutional Investors | Mobile Mini Solutions
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 419
Brookfield Business Partners L.P. and Institutional Investors | La Trobe Financial Services | Business services
Disclosure of detailed information about business combination [line items]
Consideration transferred					1,100
Goodwill recognised as of acquisition date					$ 384
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date				$ 3,800
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date				700
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Brand names
Disclosure of detailed information about business combination [line items]
Brand-based intangible assets recognised as of acquisition date				$ 300
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred				$ 8,300
Goodwill recognised as of acquisition date				4,600
Acquisition-related costs				15
Cash and cash equivalents				301
Accounts receivable and other, net				377
Trade and other payables recognised as of acquisition date				953
Deferred tax liabilities recognised as of acquisition date				1,100
Net other assets recognised as of acquisition date				$ 361
Non-controlling interest in acquiree recognised at acquisition date						$ 81
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Business services | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				15 years
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Business services | Technology-based intangible assets | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Business services | Technology-based intangible assets | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				5 years
Brookfield Business Partners L.P. and Institutional Investors | CDK Global, Inc. | Business services | Brand names
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				15 years
Brookfield Business Partners L.P. and Institutional Investors | Mangati - Sole Proprietorship LLC | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			60.00%
Consideration transferred			$ 763
Goodwill recognised as of acquisition date			$ 500
Brookfield Business Partners L.P. and Institutional Investors | Unidas Locadora SA | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 731
Goodwill recognised as of acquisition date		103
Property, plant and equipment		$ 664